Marketable Securities (current and non-current) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Marketable securities classification
Current marketable securities	$ 1,076	$ 280
Non-current marketable securities	27	17
Total marketable securities	1,103	297
Corporate debt securities
Marketable securities classification
Current marketable securities	14	10
Commercial paper
Marketable securities classification
Current marketable securities	899	14
Certificates of deposit/time deposits
Marketable securities classification
Current marketable securities	76	197
U.S. municipal securities
Marketable securities classification
Current marketable securities	3	3
Non-current marketable securities	27	17
Asset-backed securities
Marketable securities classification
Current marketable securities	84	56
Asset-backed securities Automobile loan related
Marketable securities classification
Current marketable securities	16	31
Asset-backed securities Credit card related
Marketable securities classification
Current marketable securities	$ 68	18
Asset-backed securities Other asset-backed securities
Marketable securities classification
Current marketable securities		$ 7